DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	$ 260	$ 214
Current Financial Asset	38	34
Non-current Financial Assets	222	180
Financial Liabilities	(118)	(71)
Current Financial Liability	(36)	(26)
Non-current financial Liability	(82)	(45)
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	35	39
Financial Liabilities	(111)	(59)
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	0	14
Financial Liabilities	(7)	(12)
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	225	161
Financial Liabilities	$ 0	$ 0